Note 5 - Allowance for Loan Losses and Credit Quality Disclosure (Details) - Impaired Financing Receivables (USD $)	9 Months Ended		12 Months Ended
	Sep. 30, 2013	Sep. 30, 2012	Dec. 31, 2012	Dec. 31, 2011
With no related allowance:
Impaired Financing Receivable, with No Related Allowance, Recorded Investment	$ 1,405,553	$ 1,803,768	$ 616,865	$ 1,167,599
Impaired Financing Receivable, with No Related Allowance, Unpaid Principal Balance	1,562,010	1,846,450	659,547	1,458,074
Impaired Financing Receivable, with No Related Allowance, Average Recorded Investment	2,788,761	1,287,802	1,909,730	1,337,637
Impaired Financing Receivable, with No Related Allowance, Interest Income	6,176	9,490	1,512	0
With an allowance:
Impaired Financing Receivable, with Related Allowance, Recorded Investment	10,121,957	6,086,432	4,996,458	2,597,761
Impaired Financing Receivable, with Related Allowance, Unpaid Principal Balance	10,121,957	6,277,745	5,141,285	2,597,761
Impaired Financing Receivable, Related Allowance	1,711,659	1,292,063	657,907	558,956
Impaired Financing Receivable, with Related Allowance, Average Recorded Investment	5,308,284	3,832,106	4,063,116	4,784,916
Impaired Financing Receivable, with Related Allowance, Interest Income	65,221	45,037	22,249	12,295
Total:
Impaired Financing Receivable, Recorded Investment	11,527,510	7,890,200	5,613,323	3,765,360
Impaired Financing Receivable, Unpaid Principal Balance	11,683,967	8,124,195	5,800,832	4,055,835
Impaired Financing Receivable, Related Allowance	1,711,659	1,292,063	657,907	558,956
Impaired Financing Receivable, Average Recorded Investment	8,097,045	5,119,908	5,972,846	6,122,553
Impaired Financing Receivable, Interest Income	71,397	54,527	23,761	12,295
Construction [Member]
With no related allowance:
Impaired Financing Receivable, with No Related Allowance, Recorded Investment	1,015,112	1,360,914	0	140,055
Impaired Financing Receivable, with No Related Allowance, Unpaid Principal Balance	1,015,112	1,360,914	0	277,405
Impaired Financing Receivable, with No Related Allowance, Average Recorded Investment	1,059,872	412,716	928,144	610,358
Impaired Financing Receivable, with No Related Allowance, Interest Income	4,660	0	0	0
With an allowance:
Impaired Financing Receivable, with Related Allowance, Recorded Investment	0	1,481,117	0	0
Impaired Financing Receivable, with Related Allowance, Unpaid Principal Balance	0	1,481,117	0	0
Impaired Financing Receivable, Related Allowance	0	569,579	0	0
Impaired Financing Receivable, with Related Allowance, Average Recorded Investment	325,520	123,426	966,319	2,389,162
Impaired Financing Receivable, with Related Allowance, Interest Income	0	0	0	0
Total:
Impaired Financing Receivable, Related Allowance	0	569,579	0	0
Commercial Business [Member]
With no related allowance:
Impaired Financing Receivable, with No Related Allowance, Recorded Investment	225,899	387,950	561,961	381,190
Impaired Financing Receivable, with No Related Allowance, Unpaid Principal Balance	382,356	430,632	604,643	426,803
Impaired Financing Receivable, with No Related Allowance, Average Recorded Investment	212,465	474,839	484,528	257,942
Impaired Financing Receivable, with No Related Allowance, Interest Income	1,516	9,490	0	0
With an allowance:
Impaired Financing Receivable, with Related Allowance, Recorded Investment	475,136	518,576	492,285	570,966
Impaired Financing Receivable, with Related Allowance, Unpaid Principal Balance	475,136	663,403	637,112	570,966
Impaired Financing Receivable, Related Allowance	235,027	253,598	182,148	283,424
Impaired Financing Receivable, with Related Allowance, Average Recorded Investment	578,763	456,541	454,872	791,808
Impaired Financing Receivable, with Related Allowance, Interest Income	3,915	15,746	7,599	10,001
Total:
Impaired Financing Receivable, Related Allowance	235,027	253,598	182,148	283,424
Commercial Real Estate Other Receivable [Member]
With no related allowance:
Impaired Financing Receivable, with No Related Allowance, Recorded Investment	0	0	0	503,877
Impaired Financing Receivable, with No Related Allowance, Unpaid Principal Balance	0	0	0	611,389
Impaired Financing Receivable, with No Related Allowance, Average Recorded Investment	1,390,822	321,743	460,254	457,464
Impaired Financing Receivable, with No Related Allowance, Interest Income	0	0	0	0
With an allowance:
Impaired Financing Receivable, with Related Allowance, Recorded Investment	9,646,821	3,952,546	4,368,210	1,430,243
Impaired Financing Receivable, with Related Allowance, Unpaid Principal Balance	9,646,821	3,999,032	4,368,210	1,430,243
Impaired Financing Receivable, Related Allowance	1,476,632	447,193	447,193	186,055
Impaired Financing Receivable, with Related Allowance, Average Recorded Investment	4,339,970	2,964,744	2,351,358	1,036,007
Impaired Financing Receivable, with Related Allowance, Interest Income	61,306	29,291	14,650	2,294
Total:
Impaired Financing Receivable, Related Allowance	1,476,632	447,193	447,193	186,055
Mortgage Warehouse Lines [Member]
With no related allowance:
Impaired Financing Receivable, with No Related Allowance, Recorded Investment	0	0	0	0
Impaired Financing Receivable, with No Related Allowance, Unpaid Principal Balance	0	0	0	0
Impaired Financing Receivable, with No Related Allowance, Average Recorded Investment	0	0	0	0
Impaired Financing Receivable, with No Related Allowance, Interest Income	0	0	0	0
With an allowance:
Impaired Financing Receivable, with Related Allowance, Recorded Investment	0	0	0	0
Impaired Financing Receivable, with Related Allowance, Unpaid Principal Balance	0	0	0	0
Impaired Financing Receivable, Related Allowance	0	0	0	0
Impaired Financing Receivable, with Related Allowance, Average Recorded Investment	0	0	0	0
Impaired Financing Receivable, with Related Allowance, Interest Income	0	0	0	0
Total:
Impaired Financing Receivable, Related Allowance	0	0	0	0
Commercial [Member]
With no related allowance:
Impaired Financing Receivable, with No Related Allowance, Recorded Investment	1,241,011	1,748,864	561,961	1,025,122
Impaired Financing Receivable, with No Related Allowance, Unpaid Principal Balance	1,397,468	1,791,546	604,643	1,315,597
Impaired Financing Receivable, with No Related Allowance, Average Recorded Investment	2,663,159	1,209,298	1,872,926	1,325,764
Impaired Financing Receivable, with No Related Allowance, Interest Income	6,176	9,490	0	0
With an allowance:
Impaired Financing Receivable, with Related Allowance, Recorded Investment	10,121,957	5,952,239	4,860,495	2,001,209
Impaired Financing Receivable, with Related Allowance, Unpaid Principal Balance	10,121,957	6,143,552	5,005,322	2,001,209
Impaired Financing Receivable, Related Allowance	1,711,659	1,270,370	629,341	469,479
Impaired Financing Receivable, with Related Allowance, Average Recorded Investment	5,244,253	3,544,711	3,772,549	4,216,977
Impaired Financing Receivable, with Related Allowance, Interest Income	65,221	45,037	22,249	12,295
Total:
Impaired Financing Receivable, Recorded Investment	11,362,968	7,701,103	5,422,456	3,026,331
Impaired Financing Receivable, Unpaid Principal Balance	11,519,425	7,935,098	5,609,965	3,316,806
Impaired Financing Receivable, Related Allowance	1,711,659	1,270,370	629,341	469,479
Impaired Financing Receivable, Average Recorded Investment	7,907,412	4,754,009	5,645,475	5,542,741
Impaired Financing Receivable, Interest Income	71,397	54,527	22,249	12,295
Residential Real Estate [Member]
With no related allowance:
Impaired Financing Receivable, with No Related Allowance, Recorded Investment	164,542	0	0	142,477
Impaired Financing Receivable, with No Related Allowance, Unpaid Principal Balance	164,542	0	0	142,477
Impaired Financing Receivable, with No Related Allowance, Average Recorded Investment	103,227	23,600	0	11,873
Impaired Financing Receivable, with No Related Allowance, Interest Income	0	0	1,512	0
With an allowance:
Impaired Financing Receivable, with Related Allowance, Recorded Investment	0	134,193	135,963	518,694
Impaired Financing Receivable, with Related Allowance, Unpaid Principal Balance	0	134,193	135,963	518,694
Impaired Financing Receivable, Related Allowance	0	21,693	28,566	11,619
Impaired Financing Receivable, with Related Allowance, Average Recorded Investment	58,442	287,395	264,900	490,081
Impaired Financing Receivable, with Related Allowance, Interest Income	0	0	0	0
Total:
Impaired Financing Receivable, Recorded Investment	164,542	134,193	135,963	661,171
Impaired Financing Receivable, Unpaid Principal Balance	164,542	134,193	135,963	661,171
Impaired Financing Receivable, Related Allowance	0	21,693	28,566	11,619
Impaired Financing Receivable, Average Recorded Investment	161,669	310,995	264,900	501,954
Impaired Financing Receivable, Interest Income	0	0	1,512	0
Loans to Individuals [Member]
With no related allowance:
Impaired Financing Receivable, with No Related Allowance, Recorded Investment	0	54,904	54,904	0
Impaired Financing Receivable, with No Related Allowance, Unpaid Principal Balance	0	54,904	54,904	0
Impaired Financing Receivable, with No Related Allowance, Average Recorded Investment	22,375	54,904	36,804	0
Impaired Financing Receivable, with No Related Allowance, Interest Income	0	0	0	0
With an allowance:
Impaired Financing Receivable, with Related Allowance, Recorded Investment	0	0	0	77,858
Impaired Financing Receivable, with Related Allowance, Unpaid Principal Balance	0	0	0	77,858
Impaired Financing Receivable, Related Allowance	0	0	0	77,858
Impaired Financing Receivable, with Related Allowance, Average Recorded Investment	5,589	0	25,667	77,858
Impaired Financing Receivable, with Related Allowance, Interest Income	0	0	0	0
Total:
Impaired Financing Receivable, Related Allowance	0	0	0	77,858
Other [Member]
With no related allowance:
Impaired Financing Receivable, with No Related Allowance, Recorded Investment	0	0	0	0
Impaired Financing Receivable, with No Related Allowance, Unpaid Principal Balance	0	0	0	0
Impaired Financing Receivable, with No Related Allowance, Average Recorded Investment	0	0	0	0
Impaired Financing Receivable, with No Related Allowance, Interest Income	0	0	0	0
With an allowance:
Impaired Financing Receivable, with Related Allowance, Recorded Investment	0	0	0	0
Impaired Financing Receivable, with Related Allowance, Unpaid Principal Balance	0	0	0	0
Impaired Financing Receivable, Related Allowance	0	0	0	0
Impaired Financing Receivable, with Related Allowance, Average Recorded Investment	0	0	0	0
Impaired Financing Receivable, with Related Allowance, Interest Income	0	0	0	0
Total:
Impaired Financing Receivable, Related Allowance	0	0	0	0
Consumer Loan [Member]
With no related allowance:
Impaired Financing Receivable, with No Related Allowance, Recorded Investment		54,904	54,904	0
Impaired Financing Receivable, with No Related Allowance, Unpaid Principal Balance	0	54,904	54,904	0
Impaired Financing Receivable, with No Related Allowance, Average Recorded Investment	22,375	54,904	36,804	0
Impaired Financing Receivable, with No Related Allowance, Interest Income	0	0	0	0
With an allowance:
Impaired Financing Receivable, with Related Allowance, Recorded Investment	0	0	0	77,858
Impaired Financing Receivable, with Related Allowance, Unpaid Principal Balance	0	0	0	77,858
Impaired Financing Receivable, Related Allowance	0	0	0	77,858
Impaired Financing Receivable, with Related Allowance, Average Recorded Investment	5,589	0	25,667	77,858
Impaired Financing Receivable, with Related Allowance, Interest Income	0	0	0	0
Total:
Impaired Financing Receivable, Recorded Investment	0	54,904	54,904	77,858
Impaired Financing Receivable, Unpaid Principal Balance	0	54,904	54,904	77,858
Impaired Financing Receivable, Related Allowance	0	0	0	77,858
Impaired Financing Receivable, Average Recorded Investment	27,964	54,904	62,471	77,858
Impaired Financing Receivable, Interest Income	$ 0	$ 0	$ 0	$ 0